Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Borrowings
Borrowings

Note 14—Borrowings

        As of June 30, 2013, the Company maintained four borrowing facilities: three facilities that provide for sales of mortgage loans under agreements to repurchase; and one note payable secured by MSRs and servicing advances made relating to loans in the Company's loan servicing portfolio.

  Mortgage Loans Sold Under Agreement to Repurchase

        The borrowing facilities secured by mortgage loans held for sale are in the form of loan sale and repurchase agreements. Eligible loans are sold under advance rates based on the loan type. Interest is charged at a rate based on the buyer's overnight cost-of funds rate for one agreement and based on LIBOR for the other two agreements. Loans sold under these agreements may be re-pledged by the lenders.

        Financial data pertaining to mortgage loans sold under agreements to repurchase are as follows:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(dollar amounts in thousands)
Period end:
Balance	$500,427	$220,546	$500,427	$220,546
Unused amount(1)	$299,573	$179,454	$299,573	$179,454
Weighted-average interest rate	1.93%	2.12%	1.93%	2.12%
Fair value of loans securing agreements to repurchase	$646,944	$247,053	$646,944	$247,053
During the period:
Average balance of loans sold under agreements to repurchase	$412,849	$154,475	$344,335	$109,715
Weighted-average interest rate(2)	1.98%	1.68%	2.09%	2.12%
Total interest expense	$2,956	$831	$5,331	$1,902
Maximum daily amount outstanding	$623,523	$236,324	$623,523	$236,324
(1)
The amount the Company is able to borrow under loan repurchase agreements is tied to the fair value of unencumbered mortgage loans eligible to secure those agreements and the Company's ability to fund the agreements' margin requirements relating to the mortgage loans sold.

(2)
Excludes the effect of amortization of commitment fees totaling $891,000 and $175,000 for the quarters ended June 30, 2013 and June 30, 2012, respectively, and $1.7 million and $724,000 for the six months ended June 30, 2013 and June 30, 2012, respectively.

        Following is a summary of maturities of outstanding advances under repurchase agreements by maturity date:

Remaining maturity at June 30, 2013	Balance
(in thousands)
Within 30 days	$19,109
Over 30 to 90 days	481,318
Over 90 days to 180 days	—
Over 180 days to 1 year	—

$500,427

Weighted-average maturity (in months)	2.28

        The amount at risk (the fair value of the assets pledged plus the related margin deposit, less the amount advanced by the counterparty and accrued interest) relating to the Company's mortgage loans held for sale sold under agreements to repurchase is summarized by counterparty below as of June 30, 2013:

Counterparty	Amount at risk	Weighted-average maturity of advances under repurchase agreement	Facility Maturity
	(in thousands)
Bank of America, N.A.	$31,137	September 15, 2013	January 2, 2014
Citibank, N.A.	$50,006	July 25, 2013	July 25, 2013
Credit Suisse First Boston Mortgage Capital LLC	$69,006	September 13, 2013	June 29, 2014(1)
(1)
The earlier to occur of October 31, 2014 or the rolling maturity date that is 364 days from any particular date of determination.

        The Company is subject to margin calls during the period the agreements are outstanding and therefore may be required to repay a portion of the borrowings before the respective agreements mature if the value (as determined by the applicable lender) of the mortgage loans securing those agreements decreases. As of June 30, 2013, the Company had $4.1 million on deposit with its mortgage loan repurchase agreement counterparties. Such amounts are included in Other Assets on the consolidated balance sheets.

  Note Payable

        The note payable is summarized below:

	June 30, 2013	December 31, 2012
	(in thousands)
At period end:
Note payable secured by:
Servicing advances	$4,671	$4,905
MSRs	42,538	48,108

	$47,209	$53,013

Assets pledged to secure note:
Servicing advances	$6,807	$7,430
MSRs	$180,794	$100,957

        The note payable matures on the earlier to occur of October 31, 2014 or the rolling maturity date that is 364 days from any particular date of determination. Interest is charged at a rate based on the lender's overnight cost of funds. The note payable is secured by servicing advances and MSRs relating to certain loans in the Company's servicing portfolio, and provides for advance rates ranging from 50% to 85% of the amount of the servicing advances or the carrying value of the MSR pledged, up to a maximum of $17 million in the case of servicing advances and $100 million in the case of MSRs.

        The borrowing facilities contain various covenants, including financial covenants governing the Company's net worth, debt-to-equity ratio, profitability and liquidity. Management believes the Company was in compliance with these requirements as of June 30, 2013.

Note 15—Borrowings

        The Company maintains four borrowing facilities: three facilities that provide for sales of mortgage loans under agreements to repurchase; and one note payable secured by MSRs and servicing advances made on loans in the Company's loan servicing portfolio.

  Mortgage Loans Sold Under Agreement to Repurchase

        The borrowing facilities secured by mortgage loans held for sale are in the form of loan sale and repurchase agreements. Eligible loans are sold under advance rates based on the loan type. Interest is charged at a rate based on the buyer's overnight cost-of funds rate for one agreement and based on the London Interbank Offered Rate for the other two agreements. Loans sold under these agreements may be re-pledged by the lenders.

        Financial data pertaining to loans sold under agreements to repurchase were as follows:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Year end:
Balance	$393,534	$77,700	$13,289
Unused amount(1)	$106,466	$22,300	$36,711
Weighted-average interest rate	2.20%	2.39%	2.60%
Fair value of loans securing agreements to repurchase	$438,850	$86,787	$14,721
During the year:
Average balance of loans sold under agreements to repurchase	$172,729	$24,905	$4,399
Weighted-average interest rate(2)	2.24%	2.66%	2.61%
Total interest expense	$5,927	$1,874	$790
Maximum daily amount outstanding	$441,245	$127,593	$14,502
(1)
The amount the Company is able to borrow under loan repurchase agreements is tied to the fair value of unencumbered mortgage loans eligible to secure those agreements and the Company's ability to fund the agreements' margin requirements relating to the collateral sold.

(2)
Excludes the effect of commitment fees of $1,987,000, $1,028,000 and $675,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

        Following is a summary of maturities of outstanding advances under repurchase agreements by maturity date:

Remaining maturity at December 31, 2012	Balance
(in thousands)
Within 30 days	$33,211
Over 30 to 90 days	360,323
Over 90 days to 180 days	—
Over 180 days to 1 year	—

$393,534

Weighted-average maturity (in months)	2.2

        The amount at risk (the fair value of the assets pledged plus the related margin deposit, less the amount advanced by the counterparty and accrued interest) relating to the Company's mortgage loans held for sale sold under agreements to repurchase is summarized by counterparty below as of December 31, 2012:

Counterparty	Amount at risk	Weighted-average repurchase agreement maturity
	(in thousands)
Bank of America, N.A.	$22,101	January 4, 2013
Credit Suisse First Boston Mortgage Capital LLC	$15,624	September 23, 2013
Citibank, N.A.	$14,164	June 25, 2013

        The Company is subject to margin calls during the period the agreements are outstanding and therefore may be required to repay a portion of the borrowings before the respective agreements mature if the value (as determined by the applicable lender) of the mortgage loans securing those agreements decreases. As of December 31, 2012, the Company had $6,849,000 on deposit with its loan repurchase agreement counterparties.

  Note Payable

        The note payable is summarized below:

	December 31,
	2012	2011
	(in thousands)
Note payable secured by:
Servicing advances	$4,905	$4,186
MSRs	48,108	14,416

	$53,013	$18,602

Servicing advances pledged to secure note payable	$7,430	$6,593
MSRs pledged to secure note payable	$100,957	$20,861

        The note payable matures on March 26, 2013. Interest is charged at a rate based on the lender's overnight cost of funds. The note payable secured by servicing advances and MSRs relating to certain loans in the Company's servicing portfolio provides for advance rates ranging from 50% to 85% of the amount of the servicing advances or the carrying value of the MSR pledged, up to a maximum of $17 million in the case of servicing advances and $100 million in the case of MSRs.

        The borrowing facilities contain various covenants, including financial covenants governing the Company's net worth, debt-to equity ratio, profitability and liquidity. Management believes the Company was in compliance with these requirements as of December 31, 2012.